Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table)

	Carrying Amount June 30, 2026	Fair Value June 30, 2026	Carrying Amount December 31, 2025	Fair Value December 31, 2025
Financial assets (liabilities)
Cash and cash equivalents	463,989	463,989	293,312	293,312
Restricted cash	2,154	2,154	4,817	4,817
Margin deposits	4,470	4,470	4,270	4,270
Time deposits	5,000	5,000	5,000	5,000
Short-term receivable	4,418	4,418	12,767	12,767
Investments in debt securities, held to maturity (including short-term portion)	106,413	102,118	40,374	39,820
Investment in debt securities, available for sale	—	—	15,494	15,494
Debt and other financial liabilities	(2,114,163)	(2,112,737)	(1,930,371)	(1,930,371)

Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table)

		Asset Derivatives		Liability Derivatives
		June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair Value	1,441	1,126	220	1,019
Interest rate swaps	Financial instruments—Fair Value, net of current portion	20	—	75	308
Bunker and EUAs swaps	Current portion of financial instruments — Fair Value	940	170	291	968
Bunker and EUAs swaps	Financial instruments—Fair Value, net of current portion	322	—	35	165
FX derivative	Current portion of financial instruments—Fair Value	—	—	50	—
Total derivatives		2,723	1,296	671	2,460

Financial Instruments - Loss Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) (Table)

	Loss Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2026	2025	2026	2025
Interest rate swaps	81	23	104	45
Reclassification to Interest and finance costs, net due to de-designations	(424)	(225)	(647)	(733)
Reclassification to depreciation expense	29	29	58	58
Total	(314)	(173)	(485)	(630)

Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table)

		Net Realized and Unrealized Gain (Loss) recognized on Statement of Comprehensive Income
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2026	2025	2026	2025
Interest rate swaps	Interest and finance costs, net	878	(998)	1,368	(1,284)
Bunker and EUAs swaps	Interest and finance costs, net	(100)	(464)	2,379	(376)
Total		778	(1,462)	3,747	(1,660)